Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Accounts receivable, allowances	$ 939	$ 845
Series preferred stock, par value (in USD per share)	$ 0.10	$ 0.10
Series preferred stock, shares authorized	250,000,000	250,000,000
Series preferred stock, shares issued	0	0
Common stock, par value (in USD per share)	$ 0.10	$ 0.10
Common stock, shares authorized	6,250,000,000	6,250,000,000
Common stock, shares issued	4,242,374,240	4,242,374,240
Treasury stock, shares outstanding	162,897,868	165,689,589